Land use right, net (Details Narrative) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Bank loan	¥ 15,011,000	¥ 6,006,000
ZHEJIANG TIANLAN [Member] | Land Use Rights
Bank loan	¥ 1,280,000	¥ 1,326,000